Note 9 - Temporary Equity and Stockholders' Equity (Deficit) - Reserved Common Stock (Details) - shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Reserved common stock (in shares)	25,710,280	25,710,280	9,780,704
Common Stock Issued from Convertible Notes [Member]
Reserved common stock (in shares)		0	1,386,344
Common Stock from Options Issued and Outstanding [Member]
Reserved common stock (in shares)	7,570,646	7,556,434	7,210,742
Common Stock Issued from Issued Warrants [Member]
Reserved common stock (in shares)	7,710,280	7,710,280	0
Common Stock Available for Future Grants [Member]
Reserved common stock (in shares)	10,429,354	10,443,566	1,183,618